                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended:   9/30/04
                                                 -------

Check here if Amendment [ ]; Amendment Number: _______

     This Amendment (Check only one.): [ ] is a restatement.

                                       [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Income Research & Management, Inc.
       ----------------------------------

Address:  Two International Place
          --------------------------
          23rd floor
          --------------------------
          Boston, MA 02110-4106
          --------------------------


Form l3F File Number: 28-10329
                      -----------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:



Name:   Lisa Guimont
        -------------------------------
Title:  Assistant Vice President
        ------------------------------
Phone:  (617) 330-9333
        ------------------------------



Signature, Place, and Date of Signing:

Lisa Guimont                 Boston, MA             11/1/2004
------------------        -----------------     ------------------
  {Signature]               [City, State]             [Date]


Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0
                                   ------------
Form 13F Information Table Entry Total:      61
                                        -------
Form 13F Information Table Value Total: 410,601
                                        -------
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None



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
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                                                                                                                     COLUMN 8
COLUMN 1                    COLUMN 2           COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6   COLUMN 7  VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       CUSIP      MARKET     SHRS OR  SH/  PUT/  INVESTMENT   OTHER   --------------------
                                                           X ($1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMERICAN INTL GROUP         DBCV 11/0          026874AP2   22179      33290     PRN  P     SOLE        NONE      0     0       NONE
AMGEN INC                   NOTE 3/0           031162AE0   13600      18630     PRN  P     SOLE        NONE      0     0       NONE
BERKSHIRE H.                CL A                84670108    607         7       SH         SOLE        NONE      0     0       NONE
BOEING                      COM                 97023105    878       17000     SH         SOLE        NONE      0     0       NONE
BRISTOL-MYER                DBCV 9/1           110122AM0   15181      15200     PRN  P     SOLE        NONE      0     0       NONE
BRISTOL-MYER                DBCV 9/1           110122AN8    749        750      PRN  P     SOLE        NONE      0     0       NONE
CENDANT                     COM                151313103    449       20800     SH         SOLE        NONE      0     0       NONE
CENDANT CORP                DBCV 3.875% 11/    151313AN3   4332        4250     PRN  P     SOLE        NONE      0     0       NONE
CITIGROUP                   COM                172967101   1335       30250     SH         SOLE        NONE      0     0       NONE
COMCAST                     CL A               20030N101    367       13000     SH         SOLE        NONE      0     0       NONE
CORNING                     COM                219350105    111       10000     SH         SOLE        NONE      0     0       NONE
CSX CORP                    DBCV 10/3          126408GA5   4957        5875     PRN  P     SOLE        NONE      0     0       NONE
DIAMOND OFFSHORE DRILLING   SR DB CV 144A      25271CAD4   2006        2000     PRN  P     SOLE        NONE      0     0       NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV        25271CAE2   19436      19375     PRN  P     SOLE        NONE      0     0       NONE
DUKE ENERGY                 NOTE 1.75% 5/1     264399EJ1   6162        5750     PRN  P     SOLE        NONE      0     0       NONE
ENTERCOM COMM               CL A               293639100    229        7000     SH         SOLE        NONE      0     0       NONE
EOP OPERATING LP            Note 7.250%11/1    268766BR2   4388        4250     PRN        SOLE        NONE      0     0       NONE
FORD                        COM                345370860    576       41000     SH         SOLE        NONE      0     0       NONE
FRANKLIN RESOURCES          NOTE 5/1           354613AC5   6363       10000     PRN  P     SOLE        NONE      0     0       NONE
GENERAL MILLS               DBCV 10/2          370334AU8   2297        3275     PRN  P     SOLE        NONE      0     0       NONE
GENERAL MOTORS (sh)         DEB SR CONV B      370442733   9221       384210    SH   P     SOLE        NONE      0     0       NONE
HCC INSURANCE               NOTE 1.30% 4/0     404132AB8   14684      14150     PRN  P     SOLE        NONE      0     0       NONE
HORACE MANN EDUCATORS       NOTE 1.75% 5/1     440327AG9    951        2000     PRN  P     SOLE        NONE      0     0       NONE
INTL PAPER                  DBCV 6/2           460146BM4   5638       10250     PRN  P     SOLE        NONE      0     0       NONE
JOHNSON & JOHNSON           SDCV               02261WAB5   13045      16860     PRN  P     SOLE        NONE      0     0       NONE
LEGG MASON                  NOTE 6/0           524901AG0   5397        8400     PRN  P     SOLE        NONE      0     0       NONE
LIBERTY MEDIA               COM                530718105    231       26500     SH         SOLE        NONE      0     0       NONE
LOWES COMPANIES             NOTE 2/1           548661CF2   16349      18165     PRN  P     SOLE        NONE      0     0       NONE
MARSH MACLEN                COM                571748102   1716       37500     SH         SOLE        NONE      0     0       NONE
MATTEL                      COM                577081102    166        9152     SH         SOLE        NONE      0     0       NONE
MEDTRONIC INC               CONV DEB 144A      585055AA4   7871        7675     PRN  P     SOLE        NONE      0     0       NONE
MEDTRONIC INC               CONV DEB 144A      585055AB2   16019      15620     PRN  P     SOLE        NONE      0     0       NONE
MERCK                       COM                589331107    505       15300     SH         SOLE        NONE      0     0       NONE
MERRILL 2032                FRNT 3/1           590188A73   9347        9400     PRN  R     SOLE        NONE      0     0       NONE
MERRILL LYNCH               LYON ZERO          590188A65   35258      64105     PRN  P     SOLE        NONE      0     0       NONE
MERRILL-KR                  MTNF 1% 2/1        59018SZ23   4092        4175     PRN        SOLE        NONE      0     0       NONE
MILACRON INC                COM                598709103    34        11000     SH         SOLE        NONE      0     0       NONE
MOTOROLA                    COM                620076109    462       25600     SH         SOLE        NONE      0     0       NONE
NORTHROP                    COM                666807102    683       12800     SH         SOLE        NONE      0     0       NONE
PFIZER INC                  COM                717081103    153        5000     SH         SOLE        NONE      0     0       NONE
PMI GROUP INC               DBCV 3.875% 11/    69344MAE1   1115        1000     PRN  P     SOLE        NONE      0     0       NONE
QWEST COMMUNICATIONS        COM                749121109    213       64000     SH         SOLE        NONE      0     0       NONE
RADIAN GROUP INC            DBCV 3.875% 11/    750236AF8   8569        8500     PRN  P     SOLE        NONE      0     0       NONE
RAYMOND JAMES               COM                754730109    275       11389     SH         SOLE        NONE      0     0       NONE
RITE AID                    COM                767754104    116       32925     SH         SOLE        NONE      0     0       NONE
RUSSELL 2000                COM                464287655    308        2700     SH         SOLE        NONE      0     0       NONE
SCHLUMBERGER SER B          DBCV 3.875% 11/    806857AD0   1190        1100     PRN  P     SOLE        NONE      0     0       NONE
SOLECTRON                   COM                834182107    77        15500     SH         SOLE        NONE      0     0       NONE
SUN MICROSYSTEMS            COM                866810104    69        17000     SH         SOLE        NONE      0     0       NONE
THERMO ELECTRON CORP        COM                883556102    297       11000     SH         SOLE        NONE      0     0       NONE
TIME WARNER                 COM                887317105    492       30500     SH         SOLE        NONE      0     0       NONE
TIME WARNER                 NOTE 12/0          02364JAC8   53536      83978     PRN  P     SOLE        NONE      0     0       NONE
TRAVELERS (sh)              NT CV JR 2032      89420G307   20825      918200    SH         SOLE        NONE      0     0       NONE
TRI CONTINENTAL             COM                895436103    93         5606     SH         SOLE        NONE      0     0       NONE
TYCO                        COM                902124106    446       14550     SH         SOLE        NONE      0     0       NONE
VERIZON GLOBAL              DB CV ZRO 144A     92344GAP1   2069        3385     PRN  P     SOLE        NONE      0     0       NONE
VERIZON GLOBAL              NOTE 5/1           92344GAN6   19235      31469     PRN  P     SOLE        NONE      0     0       NONE
WACHOVIA CORP               COM                929903102    266        5675     SH         SOLE        NONE      0     0       NONE
WALT DISNEY                 Note 2.125% 4/1    254687AU0   7537        7275     PRN  P     SOLE        NONE      0     0       NONE
WASTE MANAGEMENT            COM                94106L109    547       20000     SH         SOLE        NONE      0     0       NONE
XL CAPITAL                  DBCV 10/2          98372PAB4   45304      70238     PRN  P     SOLE        NONE      0     0       NONE